Marketable Securities (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Marketable Securities
Equity securities	$ 0		$ 0		$ 1,390,355
Fixed income securities	5,223,472		5,223,472		10,439,897	10,439,897
Gross proceeds from sales of marketable securities	2,820,515	0	6,238,219	0	4,019,706	0
Unrealized losses on the investments	(183,824)		(652,761)		636,778	0
Realized gains from the sale of marketable securities	$ (58,289)	$ 0	$ (552,085)	$ 0	$ 499,949	$ 0